Condensed Consolidated Statement of Changes in Temporary Equity and Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member] Series C Convertible Preferred Stock [Member]	Preferred Stock [Member] Series D Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Temporary Equity in Additional Paid in Capital [Member]	Temporary Equity [Member]
Beginning balance at Jun. 30, 2023	$ 1				$ 123,588	$ 28,143,188	$ (35,306,788)	$ (7,040,011)
Temporary Equity beginning balance shares at Jun. 30, 2023		1,950
Temporary Equity beginning balance at Jun. 30, 2023		$ 2							$ 4,969,747	$ 4,969,749
Beginning balance, shares at Jun. 30, 2023	1,000				123,587,968
Shares issued for amended convertible note				$ 2					113,953	113,955
Net loss							(3,235,506)	(3,235,506)
Shares issued for acquisition			$ 13						868,695	868,708
Shares issued for acquisition, shares			13,333
Shares issued in connection with debt conversion					$ 1,000	15,400		16,400
Shares issued in connection with debt conversion, shares					1,000,000
Deemed dividend associated with preferred B stock dilutive warrant adjustments							(84,106)	(84,106)	(84,106)
Deemed dividend associated with preferred B stock dilutive warrant adjustments							84,106	84,106	84,106
Common stock issued as financing costs					$ 3,333	46,667		50,000
Common stock issued as financing costs, shares					3,333,333
Shares issued as consulting fee					$ 300	7,500		7,800
Shares issued as consulting fee, shares					300,000
Warrants issued as consulting fee						84,230		84,230
Warrants issued as financing cost						721,470		721,470
Warrants issued associated with promissory notes						9,878		9,878
Shares issued for amended convertible note, shares				1,667
Warrants exercise, cashless					$ 686	(686)
Warrants exercise, cashless, shares					686,106
Ending balance at Jun. 30, 2024	$ 1				$ 128,907	29,027,647	(38,626,400)	(9,469,845)
Temporary Equity ending balance shares at Jun. 30, 2024		1,950	13,333	1,667
Temporary Equity ending balance at Jun. 30, 2024		$ 2	$ 13	$ 2				6,036,518	6,036,501	6,036,518
Ending balance, shares at Jun. 30, 2024	1,000				128,907,407
Common stock issued for services					$ 50	945		995
Common stock issued for services, shares					50,000
Deemed dividend associated with preferred B stock dilutive warrant adjustments							(11,566)	(11,566)	11,566	11,566
Shares issued for amended convertible note				$ 2					113,953	113,955
Shares issued for amended convertible note, shares				1,667
Net loss							(764,611)	(764,611)
Ending balance at Sep. 30, 2024	$ 1				$ 128,957	29,028,592	(39,402,577)	(10,245,027)
Temporary Equity ending balance shares at Sep. 30, 2024		1,950	13,333	3,334
Temporary Equity ending balance at Sep. 30, 2024		$ 2	$ 13	$ 4					6,162,020	6,162,039
Ending balance, shares at Sep. 30, 2024	1,000				128,957,407
Beginning balance at Jun. 30, 2024	$ 1				$ 128,907	29,027,647	(38,626,400)	(9,469,845)
Temporary Equity beginning balance shares at Jun. 30, 2024		1,950	13,333	1,667
Temporary Equity beginning balance at Jun. 30, 2024		$ 2	$ 13	$ 2				6,036,518	6,036,501	6,036,518
Beginning balance, shares at Jun. 30, 2024	1,000				128,907,407
Common stock issued for services					$ 50	945		$ 995
Common stock issued for services, shares					50,000			50,000
Net loss							(8,115,878)	$ (8,115,878)
Vesting of Series C - convertible preferred stock - issued as compensation			$ 38						1,521,802	1,521,840
Vesting of Series C - convertible preferred stock - issued as compensation, shares			37,300
Series C - convertible preferred stock issued for services, shares			2,000
Series C - convertible preferred stock issued for services			$ 2						97,198	97,200
Loss on debt extinguishment, shares				1,667
Loss on debt extinguishment				$ 1					113,954	113,955
Deemed dividend associated with preferred B stock dilutive warrant adjustments							(11,566)	(11,566)	(11,566)	(11,566)
Deemed dividend associated with preferred B stock dilutive warrant adjustments							11,566	11,566	11,566	11,566
Acquisition of SWC, shares			83,333
Acquisition of SWC			$ 83						4,399,899	4,399,982
Acquisition of Skytech, shares			10,000
Acquisition of Skytech			$ 10						527,990	528,000
Common stock issued in connection with conversion of convertible notes payable					$ 8,004	256,116		264,120
Common stock issued in connection with conversion of convertible notes payable, shares					8,003,614
Ending balance at Jun. 30, 2025	$ 1				$ 136,961	29,284,708	(46,753,844)	(17,332,174)
Temporary Equity ending balance shares at Jun. 30, 2025		1,950	145,966	3,334
Temporary Equity ending balance at Jun. 30, 2025		$ 2	$ 146	$ 3				12,709,061	12,708,910	12,709,061
Ending balance, shares at Jun. 30, 2025	1,000				136,961,021
Net loss							(3,695,535)	(3,695,535)
Shares issued for acquisition			$ 217						38,999,843	39,000,060
Shares issued for acquisition, shares			216,667
Acquisition of Rancho Mirage			$ 176						42,279,904	42,280,080
Acquisition of Rancho Mirage, shares			176,167
Forgiveness of pre-existing relationship with target acquiree						2,652,671		2,652,671
Vesting of Series C - convertible preferred stock - issued as compensation			$ 10						410,030	410,040
Vesting of Series C - convertible preferred stock - issued as compensation, shares			10,050
Shares issued in connection with debt conversion					$ 14,981	479,389		494,370
Shares issued in connection with debt conversion, shares					14,980,901
Contingent consideration - acquisitions of Victorville
Contingent consideration - acquisitions of Rancho Mirage
Ending balance at Sep. 30, 2025	$ 1				$ 151,942	$ 32,416,768	$ (50,449,379)	(17,880,668)
Temporary Equity ending balance shares at Sep. 30, 2025		1,950	548,850	3,334
Temporary Equity ending balance at Sep. 30, 2025		$ 2	$ 549	$ 3				$ 106,324,241	$ 106,323,687	$ 106,324,241
Ending balance, shares at Sep. 30, 2025	1,000				151,941,922